Employee share scheme reserve	6 Months Ended
Jun. 30, 2025
Employee share scheme reserve
Employee share scheme reserve

10Employee share scheme reserve

At 30 June 2025, the employee share scheme reserve balance was $631,629 (at 31 December 2024: $564,127).

Total expense arising from share-based payment transactions recognized in the consolidated statement of comprehensive income as part of employee benefit were $67,502 for the six-month period ended 30 June 2025 (reversal of $40,614 for the six-month period ended 30 June 2024).